Investments	12 Months Ended
Mar. 31, 2011
Trading Securities
Investments

6. Investments, held for trading

The portfolio of trading securities as of March 31, 2010 and 2011 was as follows:

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	20,867.9	Rs.	1.0	Rs.	8.0	Rs.	20,860.9
Securities issued by Government of India sponsored institutions		442.4		3.6		0.3		445.7
Securities issued by state government sponsored institutions		354.3		15.0		0.3		369.0
Other corporate/financial institution bonds		500.0		22.1		—		522.1
Deposit Certificates issued by banks		5,892.5		—		—		5,892.5

Total debt securities		28,057.1		41.7		8.6		28,090.2
Equity securities		69.7		0.4		1.5		68.6

Total	Rs.	28,126.8	Rs.	42.1	Rs.	10.1	Rs.	28,158.8

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	14,222.6	Rs.	63.5	Rs.	0.3	Rs.	14,285.8
Securities issued by Government of India sponsored institutions		848.9		36.2		0.1		885.0
Other corporate/financial institution bonds		1,379.8		12.2		—		1,392.0
Deposit Certificates issued by banks		21,628.1		23.1		—		21,651.2

Total debt securities		38,079.4		135.0		0.4		38,214.0
Equity securities		3.0		—		0.1		2.9

Total	Rs.	38,082.4	Rs.	135.0	Rs.	0.5	Rs.	38,216.9

Total	US$	855.0	US$	3.0	US$	—	US$	858.0

Securities Available-for-Sale
Investments

7. Investments, available for sale

The portfolio of available for sale securities at March 31, 2010 and 2011 was as follows:

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	469,589.1	Rs.	2,744.2	Rs.	3,079.7	Rs.	469,253.6
Securities issued by Government of India sponsored institutions		928.2		59.7		—		987.9
State government securities		494.6		8.1		—		502.7
Securities issued by state government sponsored institutions		19.7		0.2		—		19.9
Credit substitutes (see note 9)		2,429.2		47.1		—		2,476.3
Other corporate/financial institution bonds		603.6		3.4		—		607.0

Debt securities, other than asset and mortgage-backed securities		474,064.4		2,862.7		3,079.7		473,847.4
Mortgage-backed securities		6,171.9		90.6		36.2		6,226.3
Asset-backed securities		662.8		19.4		—		682.2
Other securities		639.7		3.2		—		642.9

Total	Rs.	481,538.8	Rs.	2,975.9	Rs.	3,115.9	Rs.	481,398.8

Securities with gross unrealized losses							Rs.	241,461.1

Securities with gross unrealized gains								239,937.7

							Rs.	481,398.8

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	587,417.8	Rs.	113.7	Rs.	8,772.6	Rs.	578,758.9
Securities issued by Government of India sponsored institutions		290.6		6.0		—		296.6
State government securities		252.6		1.2		0.5		253.3
Securities issued by state government sponsored institutions		9.8		—		—		9.8
Credit substitutes (see note 9)		14,526.6		26.1		61.6		14,491.1
Other corporate/financial institution bonds		1,117.8		51.7		0.1		1,169.4
Certificate of Deposit		27,449.2		67.4		49.6		27,467.0

Debt securities, other than asset and mortgage-backed securities		631,064.4		266.1		8,884.4		622,446.1
Mortgage-backed securities		4,565.9		274.5		9.9		4,830.5
Asset-backed securities		831.9		13.9		2.4		843.4
Other securities		584.9		—		—		584.9

Total	Rs.	637,047.1	Rs.	554.5	Rs.	8,896.7	Rs.	628,704.9

Total	US$	14,302.8	US$	12.4	US$	199.7	US$	14,115.5

Securities with gross unrealized losses							Rs.	558,670.0
Securities with gross unrealized gains								70,034.9

							Rs.	628,704.9

							US$	14,115.5

AFS investments of Rs. 469,761.3 million and Rs. 579,017.2 million as of March 31, 2010 and March 31, 2011, respectively, are eligible for placement towards the Bank’s statutory liquidity ratio requirements. These balances are subject to withdrawal and usage restrictions, but may be freely traded by the Bank within those restrictions. Of these investments, Rs. 384,318.2 million as of March 31, 2010 and Rs.535,694.2 million (US$ 12,027.3 million) as of March 31, 2011, respectively, were kept as margins for clearing, collateral borrowing and lending obligation (CBLO) , real time gross settlement (RTGS), Reserve Bank of India and other financial institutions.

The Bank conducts a review each year to identify and evaluate investments that have indications of possible impairment. An investment in an equity or debt security is impaired if its fair value falls below its cost and the decline is considered other than temporary. Factors considered in determining whether a loss is temporary include length of time and extent to which fair value has been below cost, the financial condition and near-term prospects of the issuer, and whether the Bank intends to sell or will be required to sell the security until the forecasted recovery. The Bank evaluated the impaired investments and has fully recognized an expense of Rs. 112.4 million, Rs. 445.5 million and Rs. 186.7 million (US$4.2 million) as other than temporary impairment in fiscal year 2009, 2010 and 2011 respectively, because the Bank intends to sell the securities before recovery of their amortized cost. The Bank believes that the other unrealized losses on its investments in equity and debt securities as of March 31, 2011 are temporary in nature. The Bank’s review of impairment generally entails:

•	identification and evaluation of investments that have indications of possible impairment;

•	analysis of individual investments that have fair values of less than 95% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

•	analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment; and

•	documentation of the results of these analysis, as required under business policies.

As of March 31, 2010 and March 31, 2011, the Bank did not hold any debt securities with credit losses for which a portion of other-than-temporary impairment was recognized in other comprehensive income.

The gross unrealized losses and fair value of available for sale securities at March 31, 2010 is as follows:

	As of March 31, 2010
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	221,038.8	Rs.	2,605.4	Rs.	17,480.2	Rs.	474.3	Rs.	238,519.0	Rs.	3,079.7
State government securities		11.6		—		—		—		11.6		—
Securities issued by state government sponsored institutions		4.9		—		—		—		4.9		—

Debt securities		221,055.3		2,605.4		17,480.2		474.3		238,535.5		3,079.7
Mortgage-backed securities		2,925.6		36.2		—		—		2,925.6		36.2

Total	Rs.	223,980.9	Rs.	2,641.6	Rs.	17,480.2	Rs.	474.3	Rs.	241,461.1	Rs.	3,115.9

The gross unrealized losses and fair value of available for sale securities at March 31, 2011 was as follows:

	As of March 31, 2011
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	345,334.9	Rs.	3,702.2	Rs.	187,813.4	Rs.	5,070.4	Rs.	533,148.3	Rs.	8,772.6
State government securities		51.5		0.3		11.5		0.2		63.0		0.5
Securities issued by state government sponsored institutions		—		—		4.9		—		4.9		—
Credit substitutes (see note 9)		9,416.8		61.6		—		—		9,416.8		61.6
Corporate bonds		49.4		0.1		—		—		49.4		0.1
Certificate of Deposit		15,436.0		49.6		—		—		15,436.0		49.6

Debt securities		370,288.6		3,813.8		187,829.8		5,070.6		558,118.4		8,884.4
Mortgage-backed securities		387.1		9.9		—		—		387.1		9.9
Asset-backed securities		164.5		2.4		—		—		164.5		2.4

Total	Rs.	370,840.2	Rs.	3,826.1	Rs.	187,829.8	Rs.	5,070.6	Rs.	558,670.0	Rs.	8,896.7

Total	US$	8,326.0	US$	85.9	US$	4,217.1	US$	113.8	US$	12,543.1	US$	199.7

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2011 is set out below:

	As of March 31, 2011
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	159,965.7	Rs.	159,774.5	US$	3,587.2
Over one year through five years		303,746.0		298,800.7		6,708.6
Over five years through ten years		107,600.0		105,443.5		2,367.4
Over ten years		59,752.7		58,427.4		1,311.8

Total	Rs.	631,064.4	Rs.	622,446.1	US$	13,975.0

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2009		2010		2011		2011
	(In millions)

Gross realized gains on sale	Rs.	3,963.6	Rs.	5,691.3	Rs.	782.6	US$	17.5

Gross realized losses on sale		(1,023.7)		(1,116.4)		(406.9)		(9.1)

Realized gains (losses), net		2,939.9		4,574.9		375.7		8.4

Dividends and interest		35,636.9		33,304.6		40,739.8		914.7

Total	Rs.	38,576.8	Rs.	37,879.5	Rs.	41,115.5	US$	923.1

Held-to-maturity Securities
Investments

8. Investments, held to maturity

There were no HTM securities as of March 31, 2010 and March 31, 2011.

Under Indian GAAP, transfer from an HTM portfolio to an AFS portfolio is permitted by RBI regulations once every year and the Bank has made transfers in accordance with these regulations. However, the Bank has not established an HTM portfolio under US GAAP and therefore the investment classification made under US GAAP and Indian GAAP varies materially.